Organization and Nature of Business	3 Months Ended
Mar. 31, 2025
Organization and Nature of Business [Abstract]
Organization and nature of business
(1)	Organization and nature of business

The condensed consolidated financial statements of the Company and its subsidiaries (collectively, the “Group”) for the period ended March 31, 2025 were authorized for issuance in accordance with a resolution of the directors meeting on May 7, 2025. The registered office is located at 37-36 Hoedong-gil, Paju-si, Gyeongi-do, Republic of Korea.

The Company is a global life sciences holding company based in South Korea and is actively engaging in drug development, dedicating to advance healthcare outcome and driving social progress. Through open innovation and responsible investment, the Company aims to make a lasting impact across the industry as well as our society. With a strong focus on oncology and immunology, the Company’s mission is to build a robust portfolio of ventures, bringing innovative and transformative therapies to market.

Details of shareholders as of March 31, 2025 are as follows:

Name of Shareholder	Number of ordinary share	Percentage of ownership
Bellevue Global Life Sciences Investors LLC	1,332,500	6.91%
Bellevue Capital Management Europe AG	8,612,634	44.68%
Bellevue Capital Management LLC	3,123,970	16.21%
Duksung Co.,Ltd.	1,420,215	7.37%
Others	4,787,659	25.68%
Total	19,276,978	100.00%

Details of investments in subsidiaries as of March 31, 2025 are as follows:

Name of subsidiary	Share capital	Percentage of ownership	Principal activities	Country of incorporation
VAXIMM AG (“VAXIMM”)	1,091,203,754	100.00%	Biotech (drug development)	Switzerland
RMC Co., Ltd. (“RMC”)	35,000,000	100.00%	Medical device distribution	Republic of Korea
Darnatein Co., Ltd. (“Darnatein”)	6,466,667,000	100.00%	Biotech (drug development)	Republic of Korea
OSR Holdings, Inc.	2,826,969	100.00%	SPAC	The United States

Key financial information of the subsidiaries at March 31, 2025 are as follows:

Name of subsidiary	Asset	Liability	Equity	Sales	Net Income (loss)
VAXIMM AG	$910,415	$386,254	$524,161	$-	$(78,609)
RMC Co.,Ltd	2,040,181	1,568,695	471,486	761,272	(211,541)
Darnatein Co.,Ltd	110,171	678,651	(568,481)	-	(141,742)
OSR Holdings, Inc.	1,687,119	10,071,814	(8,384,695)	-	-

Summaries of entities, which are newly included in consolidation scope for the periods ended March 31, 2025 and 2024 are as follows:

For the year ended March 31, 2025
Name of subsidiary	Reason	Type of purchase consideration
OSR Holdings, Inc.	Acquisition (*1)	Equity swap with shares of the Parent and OSR inc.’s share

(*1)	The Parent acquired subsidiary in February 2025 and accounted for the acquisitions at March 31, 2025, which is deemed the acquisition date.